Pension and Other Postretirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

The Company provides noncontributory pension and various healthcare and life insurance benefits to most employees and retirees. The pension plan is not fully funded. The Company expects to contribute $196.5 to the master pension trust during 2014.  Of this total, $41.3 was made in the three months ended March 31, 2014 and $71.1 was made in April 2014, leaving $84.1 to be made during the third quarter of 2014.

Net periodic benefit cost (income) for pension and other postretirement benefits were as follows:

	Three Months Ended March 31,
	2014	2013
Pension Benefits
Service cost	$0.4	$0.6
Interest cost	36.7	34.7
Expected return on assets	(50.7)	(45.9)
Amortization of prior service cost	1.0	0.9
Amortization of (gain) loss	(0.5)	6.8
Net periodic benefit cost (income)	$(13.1)	$(2.9)

Other Postretirement Benefits
Service cost	$1.0	$1.2
Interest cost	5.0	5.3
Amortization of prior service cost (credit)	(18.3)	(20.0)
Amortization of (gain) loss	(0.3)	0.5
Net periodic benefit cost (income)	$(12.6)	$(13.0)

During the first quarter of 2014, the Company performed a remeasurement of an unfunded supplemental retirement plan as a result of lump sum benefit payments made to retired participants. The related settlement gain had a minimal effect on net periodic pension benefit income.

Pension and Other Postretirement Benefits

Summary

The Company provides noncontributory pension and various healthcare and life insurance benefits to a significant portion of its employees and retirees.  Benefits are provided through defined benefit and defined contribution plans administered by the Company, as well as multiemployer plans for certain union members. The pension plan is not fully funded and, based on current actuarial assumptions, the Company plans to contribute approximately $205.0 to the master pension trust during 2014 (of which $41.3 was contributed in January 2014), approximately $105.0 in 2015 and approximately $65.0 in 2016. The Company made $181.1 in contributions during 2013.  In July 2013, the Company made payments to Voluntary Employees Beneficiary Association (“VEBA”) trusts totaling $30.8 pursuant to settlements of class actions filed on behalf of certain retirees from the Company’s Butler Works and Zanesville Works relating to the Company’s other postretirement benefit (“OPEB”) obligations to such retirees. This included the final payment to the Butler VEBA trust, and effective January 1, 2015, all future OPEB obligations for these Butler Works retirees will become the responsibility of the Butler VEBA trust. The Company expects to make OPEB payments, after receipt of Medicare subsidy reimbursements, of approximately $65.3 and a payment to the Zanesville VEBA trust of $3.1 in 2014.

Plan Obligations

The information below include amounts calculated based on benefit obligation and asset valuation measurement dates of December 31, 2013 and 2012.

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	$3,759.4	$3,539.5	$602.0	$713.2
Service cost	2.4	3.2	4.7	4.6
Interest cost	138.8	160.2	21.0	31.5
Plan participants’ contributions	—	—	27.0	28.9
Actuarial loss (gain)	(214.8)	364.2	(54.3)	35.9
Amendments	6.0	3.5	—	(87.4)
Contributions to Butler and Zanesville retirees’ VEBA trusts	—	—	(30.8)	(31.7)
Benefits paid	(311.4)	(311.3)	(95.6)	(101.4)
Medicare subsidy reimbursement received	—	—	5.2	8.4
Foreign currency exchange rate changes	0.2	0.1	—	—
Benefit obligations at end of year	$3,380.6	$3,759.4	$479.2	$602.0

Change in plan assets:
Fair value of plan assets at beginning of year	$2,591.1	$2,377.9	$—	$—
Actual gain on plan assets	337.7	347.8	—	—
Employer contributions	191.1	176.7	63.4	64.1
Plan participants’ contributions	—	—	27.0	28.9
Benefits paid	(311.4)	(311.3)	(95.6)	(101.4)
Medicare subsidy reimbursement received	—	—	5.2	8.4
Fair value of plan assets at end of year	$2,808.5	$2,591.1	$—	$—
Funded status	$(572.1)	$(1,168.3)	$(479.2)	$(602.0)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(17.5)	$(5.7)	$(68.4)	$(102.9)
Noncurrent liabilities	(554.6)	(1,162.6)	(410.8)	(499.1)
Total	$(572.1)	$(1,168.3)	$(479.2)	$(602.0)

Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)	$(16.7)	$374.2	$(19.8)	$36.8
Prior service cost (credit)	18.5	16.3	(318.4)	(398.4)
Total	$1.8	$390.5	$(338.2)	$(361.6)

The accumulated benefit obligation for all defined benefit pension plans was $3,362.1 and $3,740.5 at December 31, 2013 and 2012. All of the Company’s pension plans have an accumulated benefit obligation in excess of plan assets. The amounts included in current liabilities represent only those amounts expected to be paid in the next year associated with unfunded pension and OPEB benefit plans.

Assumptions used to value benefit obligations and determine pension and OPEB expense (income) are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.53%	3.85%	4.74%	4.48%	3.77%	4.72%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate				7.00%	7.50%	7.50%
Ultimate healthcare cost trend rate				4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins				2019	2019	2018

Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.85%	4.74%	5.36%	3.77%	4.72%	5.18%
Expected return on plan assets	7.25%	8.00%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

The discount rate is determined by finding a hypothetical portfolio of individual high-quality corporate bonds available at the measurement date and whose coupon and principal payments were sufficient to satisfy the plans’ expected future benefit payments as defined for the projected benefit obligation.  The discount rate is the single rate that is equivalent to the average yield on that hypothetical portfolio of bonds.

Assumed healthcare cost trend rates generally have a significant effect on the amounts reported for healthcare plans.  However, changes in these OPEB assumptions are not expected to have a material effect on the Company as a result of the existence of caps on the share of benefits that are paid by the Company. As of December 31, 2013, a one-percentage-point change in the assumed healthcare cost trend rates would have the following effects:

	One Percentage Point
	Increase	Decrease
Effect on total service cost and interest cost components	$0.1	$(0.1)
Effect on postretirement benefit obligation	3.3	(3.2)

The following presents estimated future benefit payments to beneficiaries:

	Pension Plans	Other Benefits (a)	Medicare Subsidy (a)
2014	$315.6	$70.7	$(5.4)
2015	299.1	49.3	(3.7)
2016	281.5	44.6	(3.4)
2017	299.0	41.9	(3.4)
2018	261.1	39.8	(3.3)
2019 through 2023	1,179.5	171.8	(15.9)

(a)
The amounts shown do not include the lump sum payments to the VEBA trust related to the Zanesville Retiree Settlement.  These amounts reflect the fact that the Company will have eliminated its OPEB liability related to the group of retirees covered by the Butler Retiree Settlement after 2014 and the Zanesville Retiree Settlement after 2015.

Plan Assets

Pension assets are invested in the master pension trust and are comprised primarily of investments in indexed and actively-managed funds. A fiduciary committee establishes the target asset mix and monitors asset performance.  The master pension trust’s projected long-term rate of return is determined by the AK Steel master pension trust asset allocation, which is based on the investment policy statement, and long-term capital market return assumptions provided by an investment manager for the master pension trust.

The Company has developed an investment policy which takes into account the liquidity requirements, expected investment return, expected asset risk, as well as standard industry practices. The target asset allocation for the plan assets is 60% equity, 38% fixed income, and 2% cash.  Equity investments consist of individual securities and common/collective trusts with equity investment strategies diversified across multiple industry sectors and company market capitalization within specific geographical investment strategies. Fixed income investments consist of individual securities and common/collective trusts, which invest primarily in investment-grade and high-yield corporate bonds and U.S. treasury securities. The fixed income investments are diversified as to ratings, maturities, industries and other factors. The plan assets contain no significant concentrations of risk related to individual securities or industry sectors. The plan has no direct investments in the Company’s common stock or fixed income securities.

The following table sets forth by level within the fair value hierarchy a summary of the plan’s investments measured at fair value on a recurring basis at December 31, 2013 and 2012. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. See Note 15 for more information on the determination of fair value.

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total
	2013	2012	2013	2012	2013	2012	2013	2012
Equity Investments:
U.S. securities	$176.6	$108.1	$—	$—	$—	$—	$176.6	$108.1
U.S. common/collective trusts	—	—	840.5	808.3	—	—	840.5	808.3
EAFE common/collective trusts	—	—	277.6	256.8	—	—	277.6	256.8
Emerging market securities	79.4	60.9	—	—	—	—	79.4	60.9
Emerging market common/collective trusts	—	—	128.1	134.7	—	—	128.1	134.7
Global investments	—	—	230.8	187.1	—	—	230.8	187.1

Fixed Income Investments:
U.S. investment-grade corporate common/collective trusts	—	—	378.4	333.4	—	—	378.4	333.4
U.S. treasuries common/collective trusts	—	—	88.1	98.4	—	—	88.1	98.4
Mortgage-backed common/collective trusts	—	—	20.5	15.6	—	—	20.5	15.6
Global investments	—	—	350.8	359.6	—	—	350.8	359.6
U.S. high-yield corporate securities	—	—	191.6	175.0	—	—	191.6	175.0

Other Investments:
Private equity funds (a)	—	—	—	—	0.6	3.2	0.6	3.2

Cash and cash equivalents	45.5	50.0	—	—	—	—	45.5	50.0
Total	$301.5	$219.0	$2,506.4	$2,368.9	$0.6	$3.2	$2,808.5	$2,591.1

(a)	Consists of private equity funds that have no remaining capital commitments due from the Company.

The following sets forth activity for Level 3 assets for 2013 and 2012:

Level 3 Assets	Private Equity Funds
December 31, 2011	$2.5
Unrealized gains	1.3
Distribution to master pension trust	(0.6)
December 31, 2012	$3.2
Distribution to master pension trust	(2.6)
December 31, 2013	$0.6

Periodic Benefit Costs

The components of pension and OPEB expense (income) for the years 2013, 2012 and 2011 are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Components of pension and OPEB expense (income):
Service cost	$2.4	$3.2	$3.2	$4.7	$4.6	$4.2
Interest cost	138.8	160.2	180.8	21.0	31.5	37.9
Expected return on plan assets	(184.5)	(188.3)	(207.5)	—	—	—
Amortization of prior service cost (credit)	3.8	3.8	4.0	(80.0)	(77.4)	(76.6)
Reversal of prior amortization related to Zanesville and Butler Retiree Settlements	—	—	—	—	2.5	14.2
Recognized net actuarial loss (gain):
Annual amortization	23.6	24.5	18.8	2.4	0.1	(1.0)
Pension corridor charge	—	157.3	268.1	—	—	—
Settlement gain	(0.8)	—	—	—	—	(14.0)
Pension and OPEB expense (income)	$(16.7)	$160.7	$267.4	$(51.9)	$(38.7)	$(35.3)

In July 2009, the Company reached a final settlement (the “Middletown Retiree Settlement”) of a class action filed on behalf of certain retirees from the Company’s Middletown Works relating to the Company’s OPEB obligations to such retirees. Under terms of the Middletown Retiree Settlement, the Company has transferred to a VEBA trust all OPEB obligations owed to the covered retirees under the Company’s applicable health and welfare plans and has no further liability for any claims incurred by those retirees. For accounting purposes, a settlement of the Company’s OPEB obligations related to the Middletown Retiree Settlement was deemed to have occurred in the first quarter of 2011 when the Company made the final payment to the VEBA trust created under the terms of that settlement. In 2011, the Company recognized the settlement accounting and recorded a non-cash gain of $14.0 in the Consolidated Statements of Operations. The amount recognized was prorated based on the portion of the total liability as of March 2008 that was settled pursuant to the Middletown Retiree Settlement.

In January 2011, the Company reached a final settlement agreement (the “Butler Retiree Settlement”) of a class action filed on behalf of certain retirees from the Company’s Butler Works relating to the Company’s OPEB obligations to such retirees. Pursuant to the Butler Retiree Settlement, AK Steel agreed to continue to provide company-paid health and life insurance to class members through December 31, 2014, and has made combined lump sum payments totaling $91.0 to a VEBA trust and to plaintiffs’ counsel, with the final payment made in 2013. Effective January 1, 2015, AK Steel will transfer to the VEBA trust all OPEB obligations owed to the class members under the Company’s applicable health and welfare plans and will have no further liability for OPEB benefits after December 31, 2014. The effect of the settlement on the Company’s total OPEB liability (prior to any funding of the VEBA trust) was an increase in that liability of approximately $29.6 in 2011. With respect to this increase, a one-time, pre-tax charge of $14.2 was recorded in 2011 to reverse previous amortization of the prior plan amendment. For accounting purposes, a settlement of the Company’s OPEB obligations will be deemed to have occurred when the Company makes the final benefit payments in 2014.

In December 2012, the Company reached a final settlement agreement (the “Zanesville Retiree Settlement”) of a class action filed on behalf of certain retirees from the Company’s Zanesville Works relating to the Company’s OPEB obligations to such retirees. Pursuant to the Zanesville Retiree Settlement, AK Steel agreed to continue to provide company-paid health and life insurance to class members through December 31, 2015, and to make combined lump sum payments totaling $10.6 to a VEBA trust and to plaintiffs’ counsel over three years. The first payments of $4.4 were made in July 2013. Effective January 1, 2016, AK Steel will transfer to the VEBA trust all OPEB obligations owed to the class members under the Company’s applicable health and welfare plans and will have no further liability for any claims incurred by the class members after December 31, 2015, relating to their OPEB obligations. The effect of the settlement on the Company’s total OPEB liability (prior to any funding of the VEBA trust) was an increase in that liability of approximately $3.0 in 2012. With respect to this increase, a one-time, pre-tax charge of $3.8 was recorded in 2012 for legal fees and to reverse previous amortization of the prior plan amendment.

During 2013, the Company performed a remeasurement of an unfunded supplemental retirement plan and recognized a settlement gain as a result of lump sum benefit payments made to retired participants.

The estimated net gain and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into pension and OPEB expense (income) over the next fiscal year are $(4.1) and $4.2, respectively.  The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into pension and OPEB expense (income) over the next fiscal year are $(1.3) and $(73.2), respectively.

Defined Contribution Plans

All employees are eligible to participate in various defined contribution plans.  Certain of these plans have features with matching contributions or other company contributions based on Company results. Total expense related to these plans was $11.5, $11.6 and $12.4 in 2013, 2012 and 2011, respectively.

Multiemployer Plans

The Company contributes to multiemployer pension plans under the terms of collective bargaining agreements that cover certain union-represented employees. The risks of participating in these multiemployer plans are different from single employer plans in the following aspects:

•	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to a plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company chooses to stop participating in some of its multiemployer plans, it may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans for the years ended December 31, 2013, 2012 and 2011, is outlined in the table below. The Company does not provide more than five percent of the total contributions to any multiemployer plan. Forms 5500 are not yet available for plan years ending in 2013.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (a)		FIP/RP Status Pending/Implemented (b)	Contributions			Surcharge Imposed (c)	Expiration Date of Collective Bargaining Agreement
		2013	2012		2013	2012	2011
Steelworkers Pension Trust	23-6648508/499	Green	Green	No	$7.3	$7.0	$7.2	No	3/31/2014 to 3/1/2015 (d)
IAM National Pension Fund’s National Pension Plan	51-6031295/002	Green	Green	No	14.8	12.6	12.3	No	9/15/2014 to 10/1/2016 (e)
Other (f)					—	—	0.5
					$22.1	$19.6	$20.0

(a)
The most recent Pension Protection Act zone status available in 2013 and 2012 is for each plan’s year-end at December 31, 2012 and 2011, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The Steelworkers Pension Trust and IAM National Pension Fund’s National Pension Plan elected funding relief under section 431(b)(8) of the Internal Revenue Code and section 304(b)(8) of the Employment Retirement Income Security Act of 1974 (ERISA). This election allows those plans’ investment losses for the plan year ended December 31, 2008, to be amortized over 29 years for funding purposes.

(b)
The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented, as defined by ERISA.

(c)	The surcharge represents an additional required contribution due as a result of the critical funding status of the plan.

(d)
The Company or its AK Tube subsidiary is a party to three collective bargaining agreements (at its Ashland Works, Mansfield Works and at the AK Tube Walbridge plant) that require contributions to the Steelworkers Pension Trust. The labor contract for approximately 280 hourly employees at Mansfield Works expires on March 31, 2014. The labor contract for approximately 90 hourly employees at the AK Tube Walbridge, OH plant expires January 22, 2015. The labor contract for approximately 820 hourly employees at the Ashland Works expires on March 1, 2015.

(e)
The Company is a party to three collective bargaining agreements (at its Middletown Works, Zanesville Works and Butler Works) that require contributions to the IAM National Pension Fund’s National Pension Plan. The labor contract for approximately 1,650 hourly employees at Middletown Works expires on September 15, 2014. The labor contract for approximately 160 hourly employees at Zanesville Works expires on May 20, 2015. The labor contract for approximately 1,200 hourly employees at Butler Works expires on October 1, 2016.

(f)
The Company was a party to a collective bargaining agreement at its former Ashland coke plant that required contributions to the PACE Industry Union-Management Pension Fund. The Company has now withdrawn from this plan and paid the withdrawal liability of $1.8 in 2012.